Financial Liabilities: Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Secured and Unsecured Borrowings

As of 31 December 2025				Committed (EUR millions)			Related derivatives contracts
EUR Millions	Interest rate	Maturity	Covenants	Utilised	Accumulated repayments	Unutilised	Average IRS rate	IRS nominal (EUR millions)
Secured
Green Corporate Facility (RCF + term loan)	3 months EURIBOR + 2% - 2.75%	2032	Yes - refer to page 203	283	(87)	148	2.7%	247
Green Corporate Facility - Guarantee	0.8% - 1.2%	2026	Yes - refer to page 203	157	—	43
Total Green Corporate Facility				440	(87)	191
P-Class Facility¹	3 months EURIBOR + 1.6%	2037	Yes - refer to page 203	421	(35)	—	3.0%	105.1
A-Class Facility I & II	3 months EURIBOR + 1.6%	2037	Yes - refer to page 203	262	(5)	263
Wind Keeper Facility	3 months EURIBOR + 2.1%	2030	Yes - refer to page 203	125	—	—
M-Class Facility I & II	3 months EURIBOR + 2.5%	2037	Yes - refer to page 203	420	(13)	—
Unsecured
HoldCo Facility	3 months EURIBOR + 4%	2028	Yes - refer to page 203	125	—	—
HoldCo Facility II	3 months EURIBOR + 4%	2030	Yes - refer to page 203	60	—	—
Unsecured guarantee facility			Yes - refer to page 203	96	—	7
Total (excluding Guarantee facility)				1,696²	(140)	411

[1] For the P-class Facility, up to EUR 425 million, EUR 214million was available for Wind Peak of which EUR 421 million has been utilised and the remaining EUR 4 million lapsed.
[2] The difference between EUR 1,696 million and the carrying amount of EUR 1,611 million is mainly related to interest and fees.